Deferred revenue (Tables)	6 Months Ended
Feb. 29, 2024
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2023	$1,727
Drawdown	1,500
Accretion of deferred revenue	241
Revenue recognized	(1,416)
As at February 29, 2024	$2,052

Schedule of deferred revenue

	February 29, 2024	August 31, 2023
Current portion of deferred revenue	$2,052	$1,549
Non-current portion of deferred revenue	-	178
Balance at end of period	$2,052	$1,727